Annual Total Returns[BarChart] - PIMCO Strategic Bond Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.10%	7.42%	(0.95%)	3.09%	(1.03%)	4.50%	7.86%	3.56%	5.22%	4.32%